Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Entity Registrant Name	COMPUGEN LTD
Entity Central Index Key	0001119774
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Entity Filer Category	Accelerated Filer

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 13,094	$ 16,374
Restricted cash	99	96
Short-term bank deposits	15,015	3,215
Investment in Evogene	4,713	5,196
Other accounts receivable and prepaid expenses	736	690
Total current assets	33,657	25,571
NON-CURRENT INVESTMENTS:
Long-term lease deposits	22	59
Severance pay fund	1,900	1,728
Total non-current investments	1,922	1,787
LONG-TERM PREPAID EXPENSES	201	301
PROPERTY AND EQUIPMENT, NET	1,226	1,250
Total assets	37,006	28,909
CURRENT LIABILITIES:
Trade payables	857	443
Other accounts payable and accrued expenses	1,219	941
Total current liabilities	2,076	1,384
NON-CURRENT LIABILITIES:
Research and development funding arrangements and others	12,037	7,872
Accrued severance pay	2,179	1,981
Total non-current liabilities	14,216	9,853
SHAREHOLDERS' EQUITY (Note 6):
Ordinary shares of NIS 0.01 par value: 100,000,000 shares authorized at June 30, 2013 and December 31, 2012; 38,361,450 and 36,590,478 shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively	104	99
Additional paid-in capital	216,304	206,325
Accumulated other comprehensive income	4,838	5,367
Accumulated deficit	(200,532)	(194,119)
Total shareholder' equity	20,714	17,672
Total liabilities and shareholders' equity	$ 37,006	$ 28,909

CONDENSED CONSOLIDATED BALANCE SHEETS(Parenthetical) (ILS)	Jun. 30, 2013	Dec. 31, 2012
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.01	0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	38,361,450	36,590,478
Ordinary shares, shares outstanding	38,361,450	36,590,478

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenues	$ 184
Cost of revenues	234
Gross loss	(50)
Operating expenses:
Research and development expenses, net	6,176	4,047
Marketing and business development expenses	352	351
General and administrative expenses	2,105	1,679
Total operating expenses	8,633	6,077
Operating loss	(8,683)	(6,077)
Financial income, net	2,270	1,332
Net loss	(6,413)	(4,745)
Unrealized gain arising during the period on Investment in Evogene	924	569
Realized gain (loss) arising during the period on Investment in Evogene	(1,453)
Total comprehensive loss	$ (6,942)	$ (4,176)
Basic net loss per share	$ (0.17)	$ (0.13)
Weighted average number of Ordinary shares used in computing basic net loss per share	37,746,520	35,628,390
Diluted net loss per share	$ (0.18)	$ (0.13)
Weighted average number of Ordinary shares used in computing diluted net loss per share	39,140,651	35,628,390

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2011	$ 19,581	$ 94	$ 195,714	$ 4,264	$ (180,491)
Balance, shares at Dec. 31, 2011		34,707,622
Employee options exercised	1,880	2	1,878
Employee options exercised, shares		696,988
Issuance of shares	6,267	3	6,264
Issuance of shares, shares		1,185,868
Stock-based compensation relating to options and warrants issued to consultants , employees and directors	2,469		2,469
Other comprehensive income (loss)	1,103			1,103
Net loss	(13,628)				(13,628)
Balance at Dec. 31, 2012	17,672	99	206,325	5,367	(194,119)
Balance, shares at Dec. 31, 2012	36,590,478	36,590,478
Employee options exercised	1,168	1	1,167
Employee options exercised, shares		432,687
Issuance of shares	7,268	4	7,264
Issuance of shares, shares		1,338,285
Stock-based compensation relating to options and warrants issued to consultants , employees and directors	1,388		1,388
Classification of liability with respect to outstanding options to non-employee to equity	160		160
Other comprehensive income (loss)	(529)			(529)
Net loss	(6,413)				(6,413)
Balance at Jun. 30, 2013	$ 20,714	$ 104	$ 216,304	$ 4,838	$ (200,532)
Balance, shares at Jun. 30, 2013	38,361,450	38,361,450

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (6,413)	$ (4,745)
Adjustments required to reconcile net loss to net cash used in operating activities:
Non-cash stock-based compensation	1,388	1,070
Depreciation	237	116
Severance pay, net	26	61
Gain for the sale of Evogene shares	(1,453)
Change in fair value of exchange option and embedded derivatives within research and development arrangements	(467)	(1,313)
Amortization of the cash consideration of the research and development funding arrangements	(104)	(44)
Change in the fair value of liability with respect to outstanding options to non-employee	(104)
Increase in other accounts receivable and prepaid expenses	(105)	(123)
Decrease (increase) in long-term prepaid expenses	100	(400)
Increase (decrease) in trade payables and other accounts payable and accrued expenses	581	(165)
Net cash used in operating activities	(6,314)	(5,543)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	3,215	16,525
Investment in short-term bank deposits	(15,015)	(13,107)
Decrease (increase) in long-term lease deposits	37	(51)
Purchase of property and equipment	(102)	(315)
Proceeds from sale of investment in Evogene	1,407
Net cash provided by (used in) investing activities	(10,458)	3,052
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	7,324	3,663
Proceeds from research and development funding arrangement	5,000
Proceeds from exercise of options	1,168	1,769
Net cash provided by financing activities	13,492	5,432
Increase (decrease) in cash and cash equivalents	(3,280)	2,941
Cash and cash equivalents at the beginning of the period	16,374	5,846
Cash and cash equivalents at the end of the period	13,094	8,787
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment	$ 111

GENERAL	6 Months Ended
Jun. 30, 2013
GENERAL [Abstract]
GENERAL
NOTE 1:-        GENERAL

a.
Compugen Ltd. (the "Company") and its subsidiary is a leading therapeutic product discovery company focused on therapeutic proteins and monoclonal antibodies to address important unmet needs in the fields of immunology and oncology. Unlike traditional high throughput trial and error experimental-based drug candidate discovery, the Company's discovery efforts are based on systematic and continuously improving in silico (by computer) product candidate prediction and selection followed by experimental validation, with selected product candidates being advanced in our Pipeline Program to the pre-IND stage. The Company's in silico predictive models utilize a broad and continuously growing infrastructure of proprietary scientific understandings and predictive platforms, algorithms, machine learning systems and other computational biology capabilities. The Company's business model primarily involves collaborations covering the further development and commercialization of in house-discovered product candidates and various forms of research and discovery agreements, in both cases providing us with potential milestone payments and royalties on product sales or other forms of revenue sharing.

The Company's headquarters are located in Israel, with research and development facilities in Israel and California through its wholly-owned U.S. subsidiary, Compugen USA, Inc. ("Compugen Inc.")

b.
Investment in Evogene:

The Company accounts for its investment in Evogene Ltd.("Evogene") in accordance with ASC 320, "Investments - Debt and Equity Securities".

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies its investment in Evogene as available-for-sale securities. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income (loss)" in shareholders' equity and statement of comprehensive income. Realized gains and losses are included in other income and are derived using the specific identification method for determining the cost of securities. As of June 30, 2013, the Company holds 787,585 of Evogene Ordinary shares representing 2.09% of Evogene outstanding Ordinary shares.

c.
On April 19, 2013, the Company received from the research and development funding arrangements investor the remaining funding amount of $5,000 under the second funding arrangement (the "mAb Funding Arangement"). For further information about the funding arrangements, refer to Note 8 to the Company's consolidated financial statements contained in the Company's Annual Report on Form 20-F for the year ended December 31, 2012.

According to the funding arrangements prior the April 2013 the investor was entitled to receive a portion of future income received by the Company related to commercialization and post-marketing fees for certain designated product candidates ("Participation Rights"). In addition, the investor had the right, to waive its Participation Rights in exchange for the Company's Ordinary Shares (the "Exchange Option").

In connection with final $5,000 investment under the mAb Funding Arrangement, the Company entered into the Amendment to Funding Arrangements (the "2013 Amendment"), pursuant to which the following terms would apply to all investments under the funding arrangement and its amendments:

1.	The mAb Funding Arrangement was terminated.

2.
Until June 30, 2015, the investor has the right to receive 10% of the cash consideration received by the Company or its affiliates from third parties, less certain pass-through amounts, with respect to certain designated product candidates (the "Amended Participation Rights").

3.
The Exchange Option term has been extended to June 30, 2015 and the exchange shares amount will be determined based on total aggregated funding amount of $ 13,000 in connection to the research and development funding agreements, less 50% of any Amended Participation Rights paid to investor by Compugen, divided by the average closing price of the Company's Ordinary shares during twenty (20) trading days prior the actual exchange date provided however that the exchange price shall not be lower than $3.00 per share, and shall not exceed $12.00 per share.

4.
The warrants granted to the investor under previous funding arrangements to purchase up to 500,000 of the Company's ordinary shares under the first research and development funding arrangement has been replaced with a new warrant to purchase up to 500,000 of the Company's ordinary shares, exercisable at $ 7.50 per share through June 30, 2015.

d.
Following a shelf registration filed in January 2011, the Company signed in August 2011 an agreement with a broker, to issue and sell Ordinary shares under an At-the-Market offering ("ATM") program with gross proceeds of up to $ 40,000. During the six months period ended June 30, 2013 the Company had raised approximately $ 7,268, net of issuance expenses, under this program from the issuance of 1,338,285 of its Ordinary shares.

SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-        SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2012 are applied consistently in these financial statements. For further information, refer to Note 2 of the Company's consolidated financial statements contained in the Company's Annual Report on Form 20-F for the year ended December 31, 2012.

UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2013
UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
NOTE 3:-        UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

a.
The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six-month period ended June 30, 2013 are not necessarily indicative of the results that may be expected for the year ended December 31, 2013.

b.
Under ASU 2013-02, "Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income", the Company is required to provide information about the amounts re-classified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, the Company is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts.

FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2013
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-        FAIR VALUE MEASURMENTS

The Company adopted the provision of ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820") on January 1, 2008. ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and consider assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of nonperformance.

ASC 820 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value:

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -
inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The changes in Level 3 liabilities are measured at fair value on a recurring basis:

Fair value of embedded derivatives

Balance at January 1, 2012	$5,707

Fair value of Exchange Option within the 2012 proceeds under the second research and development arrangement	569
Change in fair value of Exchange Option and embedded derivatives within research and development arrangements	588

Balance at December 31, 2012 *)	6,864

Fair value of Exchange Option within the 2013 proceeds under the second research and development arrangement	4,756
Change in fair value of Exchange Option and embedded derivatives within research and development arrangements	(467)

Balance at June 30, 2013 (unaudited) *)	$11,153

*)
The amount on the balance sheets of the research and development funding arrangements and others includes also a mAb Participation Interest in the amount of $ 884 and $ 744 as of June 30, 2013 and December 31, 2012, respectively, and fair value of liability with respect to outstanding options to a non-employee in the amount of $0 and $ 264 as of June 30, 2013 and December 31, 2012, respectively.

COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 5:-        COMMITMENTS AND CONTINGENCIES

a.	The Company provided bank guarantees in the amount of $ 99 and check deposit in the amount of $ 40 in favor of its offices' lessor in Israel and California, U.S, respectively.

b.	Commitments in favor of the Government of Israel and other grants:

1.
As of June 30, 2013, the Company's aggregate contingent obligations for payments to the Office of the Chief Scientist, ("OCS"), based on OCS participation in certain potential future receipts or revenue accruals, net of interest, royalties paid or accrued, totaled approximately $ 8,762.

2.
Under the OCS royalty-bearing programs, the Company is not obligated to repay any amounts received from the OCS if it does not generate any income from the results of the OCS funded research programs. If any such research programs are successful and income is generated, the Company is committed to pay royalties at a rate of 3% to 5% of the Company's revenues arising from such research program, up to a maximum of 100% of the amount received for such program from the OCS, linked to the U.S. dollar (for grants received under programs approved subsequent to January 1, 1999, the maximum to be repaid is 100% plus interest at LIBOR).

For the six-months ended June 30, 2013, the Company has an aggregate of paid and accrued royalties to the OCS recorded in the consolidated statement of comprehensive loss in the amount of $ 6.

3.
As of June 30, 2013 under the 2013 Amendment the investor is entitled to receive Amended Participation Rights. As of December 31, 2012 under the research and development funding arrangement and the mAb Funding Arrangement the investor was entitled to receive Participation Rights and mAb Participation Interest, respectively. As of June 30, 2013 and December 31, 2012 the Company did not incur any obligation under these arrangements.

4.
On June 25, 2012 the Company and its U.S subsidiary added to its mAb enabling technology base by entering into an Antibodies Discovery Collaboration Agreement (the "Agreement") with a U.S. antibody technology company ("mAb Technology Company"), providing an established source for fully human mAbs. The Agreement includes time based research and commercial licenses to use specific mAb Technology Company proprietary collections of polynucleotides encoding antibodies, and their associated biological materials, together with the systems and/or licensed know how and/or to practice patent rights to identify, isolate, and modify discovery Fabs (the "Technology"), and to develop and exploit discovery products. According to the Agreement (i) the Company paid $ 600 in consideration for a three-year access right to the Technology, of which $ 400 was recorded as long-term prepaid expenses and will be charged to the statement of comprehensive loss over three years and (ii) $ 150 in consideration for the associated biological materials, which was recorded as other accounts receivables and prepaid expenses and will be charged to the statement of comprehensive loss in accordance with actual use of materials during each measured period and (iii) in the event any Compugen mAb programs utilize the Technology, the Company would pay additional fees upon the occurrence of certain development and commercialization milestone up to a maximum cumulative total of $ 3,250 for each antibody drug product that achieved all such milestone events. In addition, the mAb Technology Company will be entitled to certain royalties that could be eliminated, upon payment of certain one-time fees (all payments referred together as "Contingent Fees"). As of June 30, 2013 and December 31, 2012 the Company did not incur any obligation for such Contingent Fees.

In December 2012, the Company replenished the associated biological materials to support the research and development activities performed under the Agreement in the amount of $ 100 which was recorded as other accounts receivables and prepaid expenses.

During the period from June 25, 2012 to December 31, 2012 and the six-month period ended June 30, 2013, the Company charged expenses to the statement of comprehensive loss in the amount of $ 109 and $ 158, respectively, related to the Agreement.

SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 6:-        SHAREHOLDERS' EQUITY

During the six-month period ended June 30, 2013, the Company's Board of Directors granted options to purchase a total of 217,500 Ordinary shares of the Company. 102,500 and 115,000 options were granted to employees and non-employees, respectively. The exercise prices for such options are from $ 4.92 to $ 5.50 per share, with vesting to occur in up to 4 years.

The following table presents the weighted-average assumptions used to estimate the fair values of the options granted in the periods presented:

	Six months ended June 30,
	2013	2012

Volatility	58%-83%	73%-88%
Risk-free interest rate	0.54%-1.59%	0.56%-2.00%
Dividend yield	0%	0%
Expected life (years) *)	4.0 - 6.0	3.8-4.7

*)	Excluding options that were granted to a consultant in connection with the mAb Funding Arrangement.

Weighted average fair value of options granted during the six-month periods ended June 30, 2013 and 2012 are $ 2.96 and $ 3.70, respectively.

As of June 30, 2013, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $ 4,309, which is expected to be recognized over a weighted average period of approximately 2.12 years.

FINANCIAL INCOME (LOSS), NET	6 Months Ended
Jun. 30, 2013
FINANCIAL INCOME (LOSS) [Abstract]
FINANCIAL INCOME (LOSS), NET
NOTE 7:-        FINANCIAL INCOME (LOSS), NET

	Six months ended June 30,
	2013	2012

Interest income	$82	$190
Change in fair value of Exchange Option and embedded derivatives and outstanding options to non-employee within research and development funding arrangements	571	1,313
Financial income from selling of Evogene shares	1,453	-
Exchange rate differences and others	164	(171)

Financial income, net	$2,270	$1,332

RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2013
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 8:-        RELATED PARTY BALANCES AND TRANSACTIONS

The Company provides research and development services to one of its affiliates Neviah Genomics in consideration for pre-scheduled determined fees. During the six-month periods ended June 30, 2013 and June 30, 2012, the Company recognized $ 184 and $ 0 in revenues, respectively, from such agreement.

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 9:-         SUBSEQUENT EVENTS

On July 15, 2013, the Company's Board of directors approved a grant to employees and non-employees of options to purchase a total of 1,018,900 and 10,000 ordinary shares, respectively, at an exercise price of $ 5.445 per share.

1,008,900 out of the total options to purchase ordinary shares granted to employees shall vest over a period of twelve months commencing January 1, 2016.

10,000 out of the total options to purchase ordinary shares granted to employees shall vest over a period of four years commencing on the above date.

10,000 options to purchase ordinary shares granted to non- employees shall vest over a period of twelve months commencing on the above date.

180,000 options out of the total options to purchase ordinary shares granted to employees are pending shareholders' approval.

FAIR VALUE MEASURMENTS (Tables)	6 Months Ended
Jun. 30, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Changes in Level 3 Liabilities Measured at Fair Value on a Recurring Basis
Fair value of embedded derivatives

Balance at January 1, 2012	$5,707

Fair value of Exchange Option within the 2012 proceeds under the second research and development arrangement	569
Change in fair value of Exchange Option and embedded derivatives within research and development arrangements	588

Balance at December 31, 2012 *)	6,864

Fair value of Exchange Option within the 2013 proceeds under the second research and development arrangement	4,756
Change in fair value of Exchange Option and embedded derivatives within research and development arrangements	(467)

Balance at June 30, 2013 (unaudited) *)	$11,153

*)
The amount on the balance sheets of the research and development funding arrangements and others includes also a mAb Participation Interest in the amount of $ 884 and $ 744 as of June 30, 2013 and December 31, 2012, respectively, and fair value of liability with respect to outstanding options to a non-employee in the amount of $0 and $ 264 as of June 30, 2013 and December 31, 2012, respectively.

SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2013
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Weighted-average Assumptions Used to Estimate Fair Value of Options Granted
	Six months ended June 30,
	2013	2012

Volatility	58%-83%	73%-88%
Risk-free interest rate	0.54%-1.59%	0.56%-2.00%
Dividend yield	0%	0%
Expected life (years) *)	4.0 - 6.0	3.8-4.7

*)	Excluding options that were granted to a consultant in connection with the mAb Funding Arrangement.

FINANCIAL INCOME (LOSS), NET (Tables)	6 Months Ended
Jun. 30, 2013
FINANCIAL INCOME (LOSS) [Abstract]
Schedule of Financial Income (Loss), Net
	Six months ended June 30,
	2013	2012

Interest income	$82	$190
Change in fair value of Exchange Option and embedded derivatives and outstanding options to non-employee within research and development funding arrangements	571	1,313
Financial income from selling of Evogene shares	1,453	-
Exchange rate differences and others	164	(171)

Financial income, net	$2,270	$1,332

GENERAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Apr. 21, 2013
GENERAL [Abstract]
Number of shares owned of Evogene investment	787,585
Percentage of available for sale securities held by the company	2.09%
Support received from investor under research and development funding arrangement	$ 5,000
Exchange rights, value of ordinary shares issuable less 50% of cash consideration paid			13,000
Minimum price per share			$ 3
Maximum price per share			$ 12
Number of shares called by warrant			500,000
Exercise price of warrant issued			7.5
Net proceeds from At-the-Market program	7,324	3,663
Gross value of all shares issued, sold and unsold under At-the-Market program	$ 40,000
Common shares issued during period, under At-the-Market program	1,338,285

FAIR VALUE MEASUREMENTS (Schedule Of Fair Value Measurements) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Fair value of embedded derivatives	$ 6,864,000	$ 5,707,000
Fair value of Exchange Option within second research and development arrangement	4,756,000	569,000
Change in fair value of Exchange Option and embedded derivatives within research and development arrangements	(467,000)	588,000
Fair value of embedded derivatives	11,153,000	6,864,000
Cash consideration included in research and development funding arrangements	884,000	744,000
Fair value of liability with respect to outstanding options to non-employee	$ 0	$ 264,000

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended					6 Months Ended	1 Months Ended	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2013 Israel [Member]	Jun. 30, 2013 United States [Member]	Jun. 30, 2012 Long-term Prepaid Expenses [Member]	Dec. 31, 2010 Prepaid Expenses and Other Current Assets [Member]	Jun. 30, 2012 Prepaid Expenses and Other Current Assets [Member]	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Minimum [Member]
Bank guarantee in favor of lessor for offices				$ 99	$ 40
Aggregate contingent obligation for payments to Office of the Chief Scientist	8,762
Accrued royalties	6
Percentage of sales committed to pay royalties									3.00%	5.00%
Maximum percentage of total income received from product sales that Compugen will owe royalty fees	100.00%
Payment for access right to the Technology			600			400	100	150
Number of years company has access right to Technology			3 years
Additional (maximum cumulative) cash consideration to be paid for right of use of Antibody Technology upon occurance of certain development and commercialization milestones			3,250
Technology access expense	$ 158	$ 109

SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	217,500
Vesting period	4 years
Expected volatility, minimum	58.00%	73.00%
Expected volatility, maximum	83.00%	88.00%
Expected risk free interest rates range, minimum	0.54%	0.56%
Expected risk free interest rate range, maximum	1.59%	2.00%
Expected dividend yield	0.00%	0.00%
Weighted average fair value of options granted during period	$ 2.96	$ 3.7
Unrecognized compensation cost	$ 4,309
Period over which compensation expense will be recognized	2 years 1 month 13 days
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	102,500
Non-employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	115,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, exercise price	$ 5.5
Expected life	6 years	4 years 8 months 12 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, exercise price	$ 4.92
Expected life	4 years	3 years 9 months 18 days

FINANCIAL INCOME (LOSS), NET (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
FINANCIAL INCOME (LOSS) [Abstract]
Interest income	$ 82	$ 190
Change in fair value of Exchange Option and embedded derivatives and outstanding options to non-employee within research and development funding arrangements	571	1,313
Financial income from selling of Evogene shares	1,453
Exchange rate differences and others	164	(171)
Financial income, net	$ 2,270	$ 1,332

RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Related party revenue	$ 184,000	$ 0

SUBSEQUENT EVENTS (Details) (USD $)	6 Months Ended	0 Months Ended
	Jun. 30, 2013	Jul. 15, 2013 Employees [Member]	Jul. 15, 2013 Non-employees [Member]	Jul. 15, 2013 Vesting One [Member]	Jul. 15, 2013 Vesting Two [Member]	Jul. 15, 2013 Vesting Three [Member]	Jul. 15, 2013 Pending Approval [Member]
Subsequent Event [Line Items]
Stock options granted, number of shares		1,018,900	10,000	1,008,900	10,000	10,000	180,000
Stock options granted, exercise price		$ 5.445	$ 5.445
Vesting period	4 years			12 months	4 years	12 months